CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 41,179	$ 66,082
Restricted deposits	489	9
Prepaid expenses and other receivables	5,789	2,661
Due from Aspire Group	0	1,483
Due from the Michigan Joint Operation and NPI	3,768	3,560
Trade receivables	38,537	3,724
Income tax receivable	536	0
Total current assets	90,298	77,519
NON-CURRENT ASSETS
Restricted deposits	149	154
Restricted deposits - Joint Venture	4,098	3,848
Property and equipment	3,992	2,159
Intangible assets	347,213	22,354
Right-of-use assets	7,973	7,882
Investment in Associates	4,770	0
Deferred taxes	2,451	1,839
Total non-current assets	370,646	38,236
TOTAL ASSETS	460,944	115,755
CURRENT LIABILITIES
Trade and other payables	16,042	8,069
Royalty payables	10,838	0
Client liabilities	6,927	0
Income tax payables	7,396	0
Gaming tax payables	10,133
Lease liabilities	1,150	769
Capital notes and accrued interest due to Aspire Group	0	21,086
Contingent consideration on business combination and other	17,256	0
Employees' related payables and accruals	7,262	4,202
Total current liabilities	77,004	34,126
NON-CURRENT LIABILITIES
Loans and other due to Caesars, net	0	9,449
Liability with respect to Caesars’ IP option	3,450	3,450
Loans from a financial institution, net	209,287	0
Company share of Joint Venture net liabilities, net	539	830
Lease liabilities	6,823	7,820
Accrued severance pay, net	1,033	286
Deferred taxes	17,469	0
Total non-current liabilities	238,601	21,835
EQUITY
Share capital	59	45
Reserve with respect to transaction under common control	(8,467)	(8,467)
Reserve with respect to funding transaction with related parties	20,072	20,072
Accumulated other comprehensive income	482	0
Share premium	173,908	70,812
Share based payments reserve	6,941	6,023
Accumulated losses	(47,656)	(28,691)
Total equity (deficit)	145,339	59,794
TOTAL LIABILITIES AND EQUITY	$ 460,944	$ 115,755